UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Teucrium 2x Daily Corn ETF
CXRN (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of December 12, 2024, to December 31, 2024. You can find additional information about the Fund at https://teucrium.com/etfs/cxrn. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium 2x Daily Corn ETF	$5*	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would have been higher if the Fund had been in operations for the full period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Teucrium 2x Daily Corn ETF (CXRN) seeks to provide daily leveraged exposure to the price of corn to seek returns equal to 200% of the daily price performance of corn.
• CXRN NAV 2024 Total Return +6.89% (since inception 12/12/2024)
• S&P 500 Total Return -2.74% (12/12/2024 -12/31/2024)
• Rolling 1 month futures performance for corn +3.95% (12/12/2024 -12/31/2024)
• Performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of corn will also play a significant role.
Additionally, its long-term performance is negatively impacted by volatility drag, daily compounding, and the potential effects of contango in futures markets. While it can perform well in sustained trending markets, it typically suffers in volatile or sideways markets due to amplified losses and erosion of value over time. The ETF is designed for short-term tactical trades, not long-term holding, as the combination of volatility and compounding often leads to significant underperformance relative to expectations.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/12/2024)
Teucrium 2x Daily Corn ETF NAV	6.89
S&P 500 TR	-2.74
Teucrium 2x Daily Corn ETF	PAGE 1	TSR-AR-53656G316

Visit https://teucrium.com/etfs/cxrn for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,134,887
Number of Holdings	1
Net Advisory Fee	$947
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/cxrn for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Corn Futures	6.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/cxrn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Corn ETF	PAGE 2	TSR-AR-53656G316

Teucrium 2x Daily Wheat ETF
WXET (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of December 12, 2024, to December 31, 2024. You can find additional information about the Fund at https://teucrium.com/etfs/wxet. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium 2x Daily Wheat ETF	$5*	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would have been higher if the Fund had been in operations for the full period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Teucrium 2x Daily Wheat ETF (WXET) seeks to provide daily leveraged exposure to the price of wheat to seek returns equal to 200% of the daily price performance of wheat.
• WXET NAV 2024 Total Return -2.51% (since inception 12/12/2024)
• S&P 500 Total Return -2.74% (12/12/2024 -12/31/2024)
• Rolling 1 month futures performance for wheat +0.08% (12/12/2024 -12/31/2024)
• Performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of wheat will also play a significant role.
Additionally, its long-term performance is negatively impacted by volatility drag, daily compounding, and the potential effects of contango in futures markets. While it can perform well in sustained trending markets, it typically suffers in volatile or sideways markets due to amplified losses and erosion of value over time. The ETF is designed for short-term tactical trades, not long-term holding, as the combination of volatility and compounding often leads to significant underperformance relative to expectations.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/12/2024)
Teucrium 2x Daily Wheat ETF NAV	-2.51
S&P 500 TR	-2.74
Teucrium 2x Daily Wheat ETF	PAGE 1	TSR-AR-53656G282

Visit https://teucrium.com/etfs/wxet for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,947,145
Number of Holdings	1
Net Advisory Fee	$882
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/wxet for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Wheat Futures	-2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/wxet.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Wheat ETF	PAGE 2	TSR-AR-53656G282

Teucrium Agricultural Strategy No K-1 ETF
TILL | NYSE
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://teucrium.com/etfs/till. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium Agricultural Strategy No K-1 ETF	$83	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TILL, which holds four equally weighted commodity futures contracts, provides exposure to Corn, Wheat, Soybeans, and Sugar. All constituents exhibited negative price performance during 2024.  Rolling 1 month futures performance for 2024:
∘ Corn -1.13%
∘ Wheat -9.11%
∘ Soybeans -21.64%
∘ Sugar -7.85%
• TILL NAV Total Return -14.17%
• The S&P 500 Index Total Return +25.02%
•  Effective August 28, 2024, the S&P 500 Index replaced the Bloomberg Commodity Index Total Return Index as the Fund’s primary benchmark index.The S&P 500 (Standard & Poor’s 500) is a widely used stock market index that tracks the performance of 500 large-cap companies listed on U.S. stock exchanges, such as the NYSE and NASDAQ. It represents a broad spectrum of industries, making it a key benchmark for the overall health and performance of the U.S. equity market. The index is weighted by market capitalization and includes performance from capital appreciation and dividend reinvestment.
• TILL’s NAV experienced a negative excess return of -39.19% compared to the fund’s performance benchmark, S&P 500 TR. This underperformance was largely due to TILL’s overweight to agriculture focused derivatives relative to its stock-based performance benchmark.
The ETF’s performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of corn, wheat, soybeans, and sugar will also play a significant role. Additionally, macroeconomic factors such as inflation rates, interest rates, and economic growth prospects will influence performance. Potential changes in trade policy and regulatory developments, including tariffs, subsidies, and international trade agreements, will further impact the ETF’s outlook.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and Fund expenses were deducted.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 1	TSR-AR-53656F144

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Teucrium Agricultural Strategy No K-1 ETF NAV	-14.17	-11.38
S&P 500 TR	25.02	17.55
Bloomberg Commodity Index Total Return	5.38	-5.90
Visit https://teucrium.com/etfs/till for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,182,854
Number of Holdings	4
Net Advisory Fee	$16,998
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/till for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top 10 Issuers	(%)
Corn Futures	-0.2%
Soybean Futures	-0.7%
Sugar No. 11 Futures	-1.5%
Wheat Futures	-2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/till.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Teucrium Trading, LLC or your financial intermediary.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 2	TSR-AR-53656F144

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 4/30/2024
(a) Audit Fees	$44,250	$54,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,250	$20,250
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 4/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Teucrium ETFs
Teucrium 2x Daily Corn ETF (CXRN)
Teucrium 2x Daily Wheat ETF (WXET)
Teucrium Agricultural Strategy No K-1 ETF (TILL)
Annual Financial Statements and Other Information
December 31, 2024

Teucrium 2x Daily Corn ETF
Consolidated Schedule of Investments
December 31, 2024

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 82.3%(a)	1,757,542
Other Assets in Excess of Liabilities - 17.7%	377,345
TOTAL NET ASSETS - 100.0%	$2,134,887

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these consolidated financial statements.

1

Teucrium 2x Daily Corn ETF
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Corn Futures(a)	186	3/14/2025	$4,264,050	$135,159
Net Unrealized Appreciation (Depreciation)				$135,159

(a)	All of this security is held by CXRN Cayman.

	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments:
Futures Contracts*	$135,159	$—	$—	$135,159
Total Other Financial Instruments	$135,159	$—	$—	$135,159

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

2

Teucrium 2x Daily Wheat ETF
Consolidated Schedule of Investments
December 31, 2024

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 77.9%(a)	1,517,406
Other Assets in Excess of Liabilities - 22.1%	429,739
TOTAL NET ASSETS - 100.0%	$1,947,145

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these consolidated financial statements.

3

Teucrium 2x Daily Wheat ETF
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Wheat Futures(a)	141	3/14/2025	$3,888,075	$(45,324)
Net Unrealized Appreciation (Depreciation)				$(45,324)

(a)	All of this security is held by WXET Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(45,324)	$—	$—	$(45,324)
Total Other Financial Instruments	$(45,324)	$—	$—	$(45,324)

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

4

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
December 31, 2024

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 94.0%(a)	3,932,506
Other Assets in Excess of Liabilities - 6.0%	250,348
TOTAL NET ASSETS - 100.0%	$4,182,854

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.20%.

The accompanying notes are an integral part of these consolidated financial statements.

5

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Corn Futures(a)	47	12/12/2025	$1,042,813	$(6,833)
Soybean Futures(a)	21	11/14/2025	1,076,512	(27,665)
Sugar No. 11 Futures(a)	52	06/30/2025	1,019,200	(63,690)
Wheat Futures(a)	37	07/14/2025	1,053,575	(118,469)
Net Unrealized Appreciation (Depreciation)				$(216,657)

(a)	All of this security is held by TILL Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(216,657)	$—	$—	$(216,657)
Total Other Financial Instruments	$(216,657)	$—	$—	$(216,657)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

6

Teucrium ETFs
Consolidated Statements of Assets and Liabilities
December 31, 2024

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium Agricultural Strategy No K-1 ETF
Assets
Cash - interest bearing deposit account	$1,757,542	$1,517,406	$3,932,506
Deposits at Broker for futures contracts	317,048	404,250	202,437
Interest receivable	4,067	3,637	14,035
Variation margin on futures contracts, net	57,177	22,735	36,772
Total assets	2,135,834	1,948,028	4,185,750
Liabilities
Payable to Adviser, net	947	883	2,896
Total liabilities	947	883	2,896
Net Assets	$ 2,134,887	$1,947,145	$4,182,854
Net Assets Consists of:
Paid-in capital	$1,999,545	$1,992,420	$4,203,285
Total distributable earnings/(accumulated losses)	135,342	(45,275)	(20,431)
Net Assets	$2,134,887	$1,947,145	$4,182,854
Net assets	$2,134,887	$1,947,145	$4,182,854
Shares issued and outstanding	80,000	80,000	225,000
Net asset value per share	$26.69	$24.34	$18.59

The accompanying notes are an integral part of these consolidated financial statements.

7

Teucrium ETFs
Consolidated Statements of Operations

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium Agricultural Strategy No K-1 ETF
	For the Period Ended December 31, 2024(1)	For the Period Ended December 31, 2024(1)	For the Period Ended December 31, 2024(2)	For the Year Ended April 30, 2024
Investment Income
Interest income	$4,067	$3,637	$91,694	$546,776
Total investment income	4,067	3,637	91,694	546,776
Expenses
Investment advisory fees	1,698	1,640	29,863	176,847
Less reimbursement by Adviser	(751)	(758)	(12,865)	(77,204)
Net expenses	947	882	16,998	99,643
Net investment income	3,120	2,755	74,696	447,133
Realized and Unrealized Gain (Loss) on Open Futures Contracts
Net realized loss on open futures contracts	(574)	(7,717)	(383,312)	(3,955,016)
Net change in unrealized appreciation (depreciation) on open futures contracts	135,159	(45,324)	35,240	2,341,153
Net realized and unrealized gain (loss)	134,585	(53,041)	(348,072)	(1,613,863)
Net increase (decrease) in net assets from operations	$137,705	$(50,286)	$(273,376)	$(1,166,730)

(1)	The Fund commenced operations on December 12, 2024.
(2)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these consolidated financial statements.

8

Teucrium 2x Daily Corn ETF
Consolidated Statements of Changes in Net Assets

Period Ended December 31, 2024(1)
From Operations
Net investment income	$3,120
Net realized loss on open futures contracts	(574)
Net change in unrealized appreciation (depreciation) on open futures contracts	135,159
Net increase in net assets resulting from operations	137,705
From Distributions
Distributable earnings	(2,818)
Total distributions	(2,818)
From Capital Share Transactions
Creations	2,000,000
Redemptions	—
Net increase in net assets resulting from capital share transactions	2,000,000
Total Increase in Net Assets	2,134,887
Net Assets
Beginning of period	—
End of period	$2,134,887
Changes in Shares Outstanding
Creations	80,000
Redemptions	—
Total increase in shares outstanding	80,000

(1)	The Fund commenced operations on December 12, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

9

Teucrium 2x Daily Wheat ETF
Consolidated Statement of Changes in Net Assets

Period Ended December 31, 2024(1)
From Operations
Net investment income	$2,755
Net realized loss on open futures contracts	(7,717)
Net change in unrealized appreciation (depreciation) on open futures contracts	(45,324)
Net decrease in net assets resulting from operations	(50,286)
From Distributions
Distributable earnings	(2,569)
Total distributions	(2,569)
From Capital Share Transactions
Creations	2,000,000
Redemptions	—
Net increase in net assets resulting from capital share transactions	2,000,000
Total Increase in Net Assets	1,947,145
Net Assets
Beginning of period	—
End of period	$1,947,145
Changes in Shares Outstanding
Creations	80,000
Redemptions	—
Total increase in shares outstanding	80,000

(1)	The Fund commenced operations on December 12, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

10

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Statements of Changes in Net Assets

	Period Ended December 31, 2024(1)	Year Ended April 30, 2024	Period Ended April 30, 2023(2)
From Operations
Net investment income	$74,696	$447,133	$1,589,004
Net realized gain (loss) on open futures contracts	(383,312)	(3,955,016)	2,648,379
Net change in unrealized appreciation/depreciation on open futures contracts	35,240	2,341,153	(2,593,050)
Net increase (decrease) in net assets resulting from operations	(273,376)	(1,166,730)	1,644,333
From Distributions
Distributable earnings	(106,673)	(1,421,046)	(620,467)
Total distributions	(106,673)	(1,421,046)	(620,467)
From Capital Share Transactions
Creations	2,173,671	—	87,710,569
Redemptions	—	(81,140,809)	(2,616,618)
Net increase (decrease) in net assets resulting from capital share transactions	2,173,671	(81,140,809)	85,093,951
Total Increase (Decrease) in Net Assets	1,793,622	(83,728,585)	86,117,817
Net Assets
Beginning of period	2,389,232	86,117,817	—
End of period	$4,182,854	$2,389,232	$86,117,817
Changes in Shares Outstanding
Creations	112,500	—	2,550,000
Redemptions	—	(2,362,500)	(75,000)
Total increase (decrease) in shares outstanding	112,500	(2,362,500)	2,475,000

(1)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
(2)	The Fund commenced operations on May 16, 2022.
The accompanying notes are an integral part of these consolidated financial statements.

11

Teucrium 2x Daily Corn ETF
Consolidated Financial Highlights
For a Share Outstanding Throughout the Period

Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from investment operations:
Net investment income(2)	0.04
Net realized and unrealized gain(3)	1.69
Total from investment operations	1.73
Less distributions paid:
From net investment income	(0.04)
Total distributions paid	(0.04)
Net Asset Value, End of Period	$26.69
Total return, at NAV(4)	6.89%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,135
Ratio of expenses to average net assets before waivers(5)(6)	1.70%
Ratio of expenses to average net assets after waivers(5)(6)	0.95%
Ratio of net investment income to average net assets after waivers(5)(6)	3.13%
Portfolio turnover rate(4)	0%

(1)	The Fund commenced operations on December 12, 2024.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

12

Teucrium 2x Daily Wheat ETF
Consolidated Financial Highlights
For a Share Outstanding Throughout the Period

Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from investment operations:
Net investment income(2)	0.04
Net realized and unrealized loss(3)	(0.67)
Total from investment operations	(0.63)
Less distributions paid:
From net investment income	(0.03)
Total distributions paid	(0.03)
Net Asset Value, End of Period	$24.34
Total return, at NAV(4)	−2.51%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,947
Ratio of expenses to average net assets before waivers(5)(6)	1.77%
Ratio of expenses to average net assets after waivers(5)(6)	0.95%
Ratio of net investment income to average net assets after waivers(5)(6)	2.97%
Portfolio turnover rate(4)	0%

(1)	The Fund commenced operations on December 12, 2024.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

13

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period

	Period Ended December 31, 2024(1)	Year Ended April 30, 2024	Period Ended April 30, 2023(2)
Net Asset Value, Beginning of Period	$21.24	$34.80	$40.00
Income (Loss) from investment operations:
Net investment income(3)	0.52	1.31	0.85
Net realized and unrealized loss(4)	(2.70)	(3.50)	(5.79)
Total from investment operations	(2.18)	(2.19)	(4.94)
Less distributions paid:
From net investment income	(0.47)	(11.37)	(0.26)
Total distributions paid	(0.47)	(11.37)	(0.26)
Net Asset Value, End of Period	$18.59	$21.24	$34.80
Total return, at NAV(5)	−10.19%	−7.50%	−12.37%
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,183	$2,389	$86,118
Ratio of expenses to average net assets before waivers(6)(7)	1.56%	1.58%	1.58%
Ratio of expenses to average net assets after waivers(6)(7)	0.89%	0.89%	0.94%
Ratio of net investment income to average net assets after waivers(6)(7)	3.91%	3.99%	2.56%
Portfolio turnover rate(5)	0%	0%	0%

(1)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
(2)	The Fund commenced operations on May 16, 2022.
(3)	Per share net investment income (loss) was calculated using average shares outstanding.
(4)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

14

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024
1. ORGANIZATION
The Teucrium ETFs are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Fund Name	Ticker	Commencement of Operations
Teucrium 2x Daily Corn ETF (“CXRN ETF”)	CXRN	December 12, 2024
Teucrium 2x Daily Wheat ETF (“WXET ETF”)	WXET	December 12, 2024
Teucrium Agricultural Strategy No K-1 ETF (“TILL ETF”)	TILL	May 16, 2022

CXRN ETF is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the price of corn for future delivery for a single day, not for any other period.
WXET ETF is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the price of wheat for future delivery for a single day, not for any other period.
TILL ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”). Effective December 31, 2024, the Board of Trustees of the Trust (the “Board” or the “Trustees”) approved a change in fiscal year-end for TILL ETF from April 30 to December 31.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The Funds expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). Teucrium Investment Advisors, LLC (the “Adviser”), the Funds’ Investment Adviser, also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities futures. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities futures to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiaries were as follows:

Fund	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Net Assets
Teucrium 2x Daily Corn ETF	CXRN Cayman	$322,365	15.10%
Teucrium 2x Daily Wheat ETF	WXET Cayman	407,300	20.92
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	202,789	4.85

15

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market deposit accounts are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

16

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of December 31, 2024, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

17

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Futures. The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
CXRN ETF expects to invest in corn futures contracts in order to maintain its 2x daily exposure to corn.
WXET ETF expects to invest in wheat futures contracts in order to maintain its 2x daily exposure to wheat.
TILL ETF’s holdings consist of four commodities futures holdings, one in each of the following commodities: corn, wheat, soybeans, and sugar. The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each commodity.
The average monthly notional amount of futures contracts during the fiscal period ended December 31, 2024 was:

	Long Commodity Risk Futures Contracts	Short Commodity Risk Futures Contracts
Teucrium 2x Daily Corn ETF	$4,264,050	$ —
Teucrium 2x Daily Wheat ETF	3,888,075	—
Teucrium Agricultural Strategy No K-1 ETF	2,974,789	—

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of December 31, 2024:

	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium 2x Daily Corn ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	$57,177	$ —
Teucrium 2x Daily Wheat ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	22,735	—
Teucrium Agricultural Strategy No K-1 ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	36,772	—

18

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the fiscal period ended December 31, 2024:

		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Teucrium 2x Daily Corn ETF	Commodity Risk Futures contracts	$(574)	$135,159
Teucrium 2x Daily Wheat ETF	Commodity Risk Futures contracts	(7,717)	(45,324)
Teucrium Agricultural Strategy No K-1 ETF	Commodity Risk Futures contracts	(383,312)	35,240

The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.49% of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives from the Funds in an amount equal to the management fee of 1.49% paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser contractually agreed to waive 0.54% of its management fee of the Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF and 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waivers will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

19

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
The Adviser waived the following amounts during the fiscal period ended December 31, 2024:

Teucrium 2x Daily Corn ETF	$751
Teucrium 2x Daily Wheat ETF	758
Teucrium Agricultural Strategy No K-1 ETF	12,865

Distribution Agreement and 12b-1 Plan. PINE Advisor Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
For the period January 1, 2024 to July 21, 2024, the distributor of the Fund was Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (“Foreside”) pursuant to an ETF Distribution Agreement. Foreside received compensation for the statutory underwriting services it provided to the Fund. Foreside entered into agreements with certain broker-dealers and others that allowed those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has

20

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal periods ended December 31, 2024, April 30, 2024 and April 30, 2023, were as follows:

	Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Teucrium 2x Daily Corn ETF	$2,818	$ —
Teucrium 2x Daily Wheat ETF	2,569	—
Teucrium Agricultural Strategy No K-1 ETF	106,673	—

	Year Ended April 30, 2024		Period Ended April 30, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
Teucrium Agricultural Strategy No K-1 ETF	$1,421,046	$ —	$620,467	$ —

(1)	Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium Agricultural Strategy No K-1 ETF
Undistributed Ordinary Income	$183	$49	$398
Other Accumulated Gain/(Loss)	135,159	(45,324)	(20,829)
Total Distributable Earnings/(Accumulated Losses)	$135,342	$(45,275)	$(20,431)

Under current tax law, net capital losses realized and specified ordinary losses after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

21

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal period end, the Funds had no carryforward losses to be carried forward indefinitely to offset future realized capital gains and did not utilize any capital loss carryforwards. The Funds did not defer any post-October losses for the fiscal period ended December 31, 2024.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to differing book and tax treatment of the Subsidiaries. For the fiscal period ended December 31, 2024, the following reclassifications were made for permanent tax differences on the Consolidated Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Teucrium 2x Daily Corn ETF	$455	$(455)
Teucrium 2x Daily Wheat ETF	7,580	(7,580)
Teucrium Agricultural Strategy No K-1 ETF	324,994	(324,994)

6. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2024, there were no realized gains and losses from in-kind redemptions.
During the fiscal period ended December 31, 2024, there were no long-term purchases and sales of investments, creations in-kind or redemptions in-kind.
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an

22

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
There is no guarantee that the CXRN ETF and WXET ETF will achieve a high degree of correlation to the price performance of corn and wheat (the “reference commodities”), respectively, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On January 28, 2025, the following Funds paid a distribution to shareholders of record on January 27, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.05	$3,861
Teucrium 2x Daily Wheat ETF	0.04	3,016

23

Teucrium ETFs
Notes to Consolidated Financial Statements
December 31, 2024(Continued)
On February 26, 2025, the following Funds paid a distribution to shareholders of record on February 25, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.08	$6,022
Teucrium 2x Daily Wheat ETF	0.06	4,706

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

24

Teucrium ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Teucrium ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and futures contracts, of Teucrium 2x Daily Corn ETF, Teucrium 2x Daily Wheat ETF, and Teucrium Agricultural Strategy No K-1 ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2024, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of periods indicated below, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Teucrium 2x Daily Corn ETF	For the period from December 12, 2024 (commencement of operations) through December 31, 2024
Teucrium 2x Daily Wheat ETF	For the period from December 12, 2024 (commencement of operations) through December 31, 2024
Teucrium Agricultural Strategy No K-1 ETF	For the eight-month period ended December 31, 2024 and the year ended April 30, 2024	For the eight-month period ended December 31, 2024, the year ended April 30, 2024 and the period from May 16, 2022 (commencement of operations) through April 30, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

25

Teucrium ETFs
Board Consideration and Approval of Advisory Agreements (Unaudited)
Teucrium 2x Daily Corn ETF
Teucrium 2x Daily Wheat ETF
At meetings held on November 18, 2024 (the “November Meeting”) and December 4, 2024 (the “December Meeting” and together with the November Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the December Meeting a representative from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representative discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of the Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its respective Fund shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios.
Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund

26

Teucrium ETFs
Board Consideration and Approval of Advisory Agreements (Unaudited)(Continued)
compared to peer funds in its Morningstar category (the “Category Peer Group”). Additionally, the Board compared each Fund’s management fee with funds identified by the Adviser to be each Fund’s most direct competitors (each, a “Selected Peer Group”).
Teucrium 2x Daily Corn ETF: The Board noted that the management fee was significantly higher than the median of its Category Peer Group, as well as outside the range of funds in its Selected Peer Group.
Teucrium 2x Daily Wheat ETF: The Board noted that the management fee was significantly higher than the median of its Category Peer Group”), as well as outside the range of funds in its Selected Peer Group.
The Board noted the Adviser’s discussion of the characteristics that set the Funds apart from its peers to warrant a higher management fee, including among other things, the uniqueness of this product, and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Funds.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning a Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board considered the Adviser’s the level of each Fund’s assets under management at which the Adviser may earn revenue from its unitary fee in excess of the expenses necessary to operate the Fund on a day-to-day basis. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of the Funds’ proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

27

TEUCRIUM ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/10/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature